Separate Consolidated Income Statements - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Revenues	€ 18,940	€ 19,828	€ 19,025
Other income	341	523	311
Total operating revenues and other income	19,281	20,351	19,336
Acquisition of goods and services	(8,186)	(8,388)	(7,793)
Employee benefits expenses	(3,105)	(3,626)	(3,106)
Other operating expenses	(1,259)	(1,208)	(1,083)
Change in inventories	102	35	9
Internally generated assets	570	626	639
Depreciation and amortization	(4,255)	(4,473)	(4,291)
Gains (losses) on disposals of non-current assets	(1)	11	14
Impairment reversals (losses) on non-current assets	(2,586)	(37)	(3)
Operating profit (loss)	561	3,291	3,722
Share of profits (losses) of associates and joint ventures accounted for using the equity method	(1)	(1)	(23)
Other income (expenses) from investments	11	(18)	7
Finance income	1,056	1,808	2,543
Finance expenses	(2,404)	(3,303)	(3,450)
Profit (loss) before tax from continuing operations	(777)	1,777	2,799
Income tax expense	(375)	(490)	(880)
Profit (loss) from continuing operations	(1,152)	1,287	1,919
Profit (loss) from Discontinued operations/Non-current assets held for sale			47
Profit (loss) for the year	(1,152)	1,287	1,966
Attributable to:
Owners of the Parent	(1,411)	1,121	1,808
Non-controlling interests	259	166	158
Profit (loss) for the year	€ (1,152)	€ 1,287	€ 1,966
Basic Earnings Per Share (EPS)
Ordinary Share	€ (0.07)	€ 0.05	€ 0.08
Savings Share	(0.07)	0.06	0.09
From continuing operations attributable to Owners of the Parent
Ordinary Share	(0.07)	0.05	0.08
Savings Share	(0.07)	0.06	0.09
Diluted Earnings Per Share (EPS)
Ordinary Share	(0.06)	0.05	0.08
Savings Share	(0.06)	0.06	0.09
From continuing operations attributable to Owners of the Parent
Ordinary Share	(0.06)	0.05	0.08
Savings Share	€ (0.06)	€ 0.06	€ 0.09